PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allocation of plan assets
Total	R$ 3,311,739	R$ 3,371,586
Post-retirement pension plans
Allocation of plan assets
Total	2,585,679	2,703,593
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	96,525	121,176
Structured investments	3,753	224
Post-retirement pension plans | Market value not quoted in active market
Allocation of plan assets
Structured investments	1,780	1,811
Post-retirement pension plans | National Treasury Note (NTN) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	1,998,931	1,769,606
Post-retirement pension plans | Treasury Financial Letter (LFT) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	199,135	30,588
Post-retirement pension plans | Repurchase operations | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	142,228	134,863
Post-retirement pension plans | Bank Deposit Certificates (CDB) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	13,209	12,843
Post-retirement pension plans | Financial bills | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	4,567	229,793
Post-retirement pension plans | Debentures | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	3,694	6,449
Post-retirement pension plans | National Treasury Notes (LTN) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	2,165	1,895
Post-retirement pension plans | FIDC shares / Others | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	1,317	36,744
Post-retirement pension plans | Investments in energy sector | Market value quoted in active market
Allocation of plan assets
Variable income investments	57,781	246,400
Post-retirement pension plans | Investments in food and beverage industry | Market value quoted in active market
Allocation of plan assets
Variable income investments	32,337	45,054
Post-retirement pension plans | Investments in aerospace sector | Market value quoted in active market
Allocation of plan assets
Variable income investments		28,947
Post-retirement pension plans | Investments in mining sector | Market value quoted in active market
Allocation of plan assets
Variable income investments	1,197	2,581
Post-retirement pension plans | Investments in other sectors | Market value quoted in active market
Allocation of plan assets
Variable income investments	7,124	9,207
Post-retirement pension plans | Loans to participants | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	18,346	23,562
Post-retirement pension plans | Loans to participants | Market value not quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	1,590	1,850
Post-retirement health plans
Allocation of plan assets
Total	726,060	667,993
Post-retirement health plans | National Treasury Note (NTN) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	670,516	553,515
Post-retirement health plans | Treasury Financial Letter (LFT) | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 55,544
Post-retirement health plans | Financial bills | Market value quoted in active market
Allocation of plan assets
Fixed income investments and Loans to participants		R$ 114,478